CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 30, 2012	Jan. 01, 2012
CURRENT ASSETS
Cash and cash equivalents	$ 1,012	$ 1,569
Accounts receivable, net	104,513	113,403
Inventories, net	44,281	48,822
Prepaid expense	9,248	9,058
Total current assets	159,054	172,852
PLANT AND EQUIPMENT
Land	1,900	1,919
Buildings and improvements	65,259	65,111
Machinery and equipment	182,830	186,547
Office equipment	156,596	165,017
Construction in progress	2,886	1,758
Total	409,471	420,352
Less accumulated depreciation	350,548	346,402
Total plant and equipment, net	58,923	73,950
OTHER ASSETS
Goodwill	7,456	7,456
Intangible assets, net	5,933	7,023
Deferred tax asset	22,765	23,996
Other Assets	5,773	8,584
Other	41,927	47,059
Total assets	259,904	293,861
CURRENT LIABILITIES
Current portion of long-term debt	2,361	2,470
Accounts payable	29,237	32,259
Other current liabilities	43,234	48,714
Total current liabilities	74,832	83,443
LONG-TERM LIABILITIES
Long-term debt	49,159	60,149
Pension benefit liability	252,665	236,206
Deferred compensation	3,498	5,777
Environmental liabilities	3,986	3,753
Other long-term liabilities	2,624	3,586
Total long-term liabilities	311,932	309,471
COMMITMENTS AND CONTINGENCIES - See Note 19
SHAREHOLDERS' DEFICIT
Capital in excess of par value	91,266	88,587
Accumulated other comprehensive losses	(39,454)	(37,413)
Retained earnings	(136,303)	(107,836)
Treasury stock at cost: 2,021 and 2,014 shares	(50,236)	(50,225)
Total shareholders' deficit	(126,860)	(99,053)
Total liabilities and shareholders' deficit	259,904	293,861
Common Stock
SHAREHOLDERS' DEFICIT
Common stock	6,922	6,889
Common Class A
SHAREHOLDERS' DEFICIT
Common stock	$ 945	$ 945